Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,506,625	$ 215,445	¥ 1,833,031
Accounts receivable, net	468,058	66,931	473,619
Prepayments and other current assets, net	1,154,774	165,132	1,365,761
Total current assets	3,233,805	462,429	3,779,680
Property and equipment, net	40,238	5,754	51,564
Operating lease right-of-use assets	16,833	2,407	26,323
Intangible assets, net	54,069	7,732	190,665
Long-term investments	688,459	98,448	817,330
Other non-current assets	77,521	11,085	86,059
Deferred tax assets	112,913	16,146	128,581
Total non-current assets	1,450,067	207,356	1,724,621
Total assets	4,683,872	669,785	5,504,301
Accounts payable	211,689	30,271	219,566
Accrued expenses and other current liabilities	2,264,659	323,842	2,756,805
Income tax payable	54,430	7,783	35,804
Total current liabilities	2,549,391	364,558	3,081,781
Deferred tax liabilities	21,711	3,105	43,046
Other non-current liabilities	154,422	22,082	172,348
Total non-current liabilities	176,133	25,187	215,394
Total liabilities	2,725,524	389,745	3,297,175
Related Party [Member]
Variable Interest Entity [Line Items]
Due from related parties, net	94,821	13,559	106,934
Due to related parties	18,613	2,662	69,606
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	229,840	32,867	272,026
Accounts receivable, net	109,482	15,656	86,526
Prepayments and other current assets, net	27,431	3,923	59,407
Total current assets	1,486,663	212,591	1,445,075
Property and equipment, net	4,417	632	6,669
Operating lease right-of-use assets	716	102	1,460
Intangible assets, net	1,589	227	940
Long-term investments	292,745	41,862	336,535
Other non-current assets	38,849	5,555	45,687
Deferred tax assets	810	116	5,001
Total non-current assets	339,126	48,494	396,292
Total assets	1,825,789	261,085	1,841,367
Accounts payable	60,744	8,686	74,634
Accrued expenses and other current liabilities	219,622	31,406	286,071
Income tax payable	1,677	240	1,168
Total current liabilities	1,829,791	261,657	1,778,169
Other non-current liabilities	987	141	1,588
Total non-current liabilities	987	141	1,588
Total liabilities	1,830,778	261,798	1,779,757
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Related Party [Member]
Variable Interest Entity [Line Items]
Due from related parties, net	1,119,910	160,145	1,027,116
Due to related parties	¥ 1,547,748	$ 221,325	¥ 1,416,296